Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31
	2014	2015
	US$ thousands

Raw materials and components	8,275	9,598
Products in process	11,263	9,013
Finished products	5,911	7,710
	25,449	26,321